Notes Payable - LMFAO Note Payable - Additional Information (Details) - USD ($) $ in Thousands			3 Months Ended	6 Months Ended	12 Months Ended
	Mar. 15, 2023	Oct. 28, 2022	Jun. 30, 2023	Jun. 30, 2023	Dec. 31, 2022	Jul. 29, 2022	Jul. 28, 2022
Notes Payable [Line Items]
Debt instrument, face amount					$ 63
Debt instrument, interest rate					3.75%
Note payable, balance due			$ 5,907	$ 5,907	$ 8,830
Subsequent Event [Member]
Notes Payable [Line Items]
Debt instrument, face amount	$ 3,261
LMFAO Note Payable [Member]
Notes Payable [Line Items]
Debt instrument, face amount		$ 2,785				$ 1,035	$ 1,750
Debt instrument, maturity date		Oct. 30, 2023		Jun. 15, 2024
Notes payable, gross			1,757	$ 1,757	2,785
Percentage of the gross cash proceeds received from any future debt		20.00%
Limit of gross cash proceeds exempt from repayment		$ 500
Note payable, balance due					2,785
Interest expense			$ 31	$ 74	$ 35
LMFAO Note Payable [Member] | Subsequent Event [Member]
Notes Payable [Line Items]
Debt instrument, maturity date	Jun. 15, 2024
LMFAO Note Payable [Member] | Minimum [Member]
Notes Payable [Line Items]
Debt instrument, interest rate		15.00%
LMFAO Note Payable [Member] | Maximum [Member]
Notes Payable [Line Items]
Debt instrument, interest rate		7.00%